INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL
ACCOUNTING POLICY
RECOGNITION AND MEASUREMENT, INCLUDING AMORTIZATION
Upon initial recognition, we measure intangible assets at cost unless they are acquired through a business combination, in which case they are measured at fair value. We begin amortizing intangible assets with finite useful lives when the asset is ready for its intended use. Subsequently, the asset is carried at cost less accumulated amortization and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of a separately acquired intangible asset comprises:
•its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates; and
•any directly attributable cost of preparing the asset for its intended use.

Indefinite useful lives
We do not amortize intangible assets with indefinite lives, including spectrum licences, franchise rights, broadcast licences, the Rogers and Fido brand names, and the trademarks of the Toronto Maple Leafs, the Toronto Raptors, and Toronto FC.

Finite useful lives
We amortize intangible assets with finite useful lives, other than acquired program rights, into "depreciation and amortization" on the Consolidated Statements of Income on a straight-line basis over their estimated useful lives as noted in the table below. We monitor and review the useful lives, residual values, and amortization methods at least once per year and change them if they are different from our previous estimates. We recognize the effects of changes in estimates in net income prospectively.

Intangible asset	Estimated useful life
Customer relationships	3 to 20 years
Ticket holder and sponsor relationships	25 to 30 years
Brand names	3 to 10 years
Other intangible assets	15 to 20 years
Acquired program rights
Program rights are contractual rights we acquire from third parties to broadcast programs, including rights to broadcast live sporting events. We recognize them at cost less accumulated amortization and accumulated impairment losses. We capitalize "program rights" on the Consolidated Statements of Financial Position when the licence period begins and the program is available for use and amortize them to other external purchases in "operating costs" on the Consolidated Statements of Income over the expected exhibition period. If we have no intention to air programs, we consider the related program rights impaired and write them off. Otherwise, we test them for impairment as intangible assets with finite useful lives.

The costs for multi-year sports and television broadcast rights agreements are recognized in operating costs during the applicable seasons based on the pattern in which the programming is aired or rights are expected to be consumed. To the extent that prepayments are made at the commencement of a multi-year contract towards future years' rights fees, these prepayments are recognized as intangible assets and amortized to operating expenses over the contract term. To the extent that prepayments are made for annual contractual fees within a season, they are included in "other current assets" on our Consolidated Statements of Financial Position, as the rights will be consumed within one year of the date of the financial statements.

Goodwill
We recognize goodwill arising from business combinations when the fair value of the separately identifiable assets we acquired and liabilities we assumed is lower than the consideration we paid (including the recognized amount of the non-controlling interest, if any). If the fair value of the consideration transferred is lower than that of the separately identified assets and liabilities, we immediately recognize the difference as a gain in net income.

IMPAIRMENT TESTING
We test intangible assets with finite useful lives for impairment whenever an event or change in circumstances indicates that their carrying amounts may not be recoverable. We test indefinite-life intangible assets and goodwill for impairment annually as at October 1, or more frequently if we identify indicators of impairment.

If we cannot estimate the recoverable amount of an individual intangible asset because it does not generate independent cash inflows, we test the entire cash-generating unit (CGU) to which it belongs for impairment.

Goodwill is allocated to CGUs (or groups of CGUs) based on the level at which management monitors goodwill, which cannot be higher than an operating segment. The allocation of goodwill is made to CGUs (or groups of CGUs) that are expected to benefit from the synergies and future growth of the business combinations from which the goodwill arose.

Recognition and measurement of an impairment charge
An intangible asset or goodwill is impaired if the recoverable amount is less than the carrying amount. The recoverable amount of a CGU, group of CGUs, or asset is the higher of its:
•fair value less costs of disposal; and
•value in use.

If our estimate of the asset's or CGU's recoverable amount is less than its carrying amount, we reduce its carrying amount to the recoverable amount and recognize the loss in net income immediately.

We reverse a previously recognized impairment loss, except in respect of goodwill, if our estimate of the recoverable amount of a previously impaired asset or CGU has increased such that the impairment recognized in a previous year has reversed. The reversal is recognized by increasing the asset's or CGU's carrying amount to our new estimate of its recoverable amount. The carrying amount of the asset or CGU subsequent to the reversal cannot be greater than its carrying amount had we not recognized an impairment loss in previous years.

ESTIMATES
We use estimates in determining the recoverable amount of long-lived assets. The determination of the recoverable amount for the purpose of impairment testing requires the use of significant estimates, such as:
•future cash flows;
•terminal growth rates;
•discount rates; and
•when recoverable amount is based on fair value less costs of disposal, market information such as:
•revenue or profit multiples; and
•precedent transactions in the relevant industry.

We estimate value in use for impairment tests by discounting estimated future cash flows to their present value. We estimate the discounted future cash flows for periods of up to five years, depending on the CGU, and a terminal value. The future cash flows are based on our estimates and expected future operating results of the CGU after considering economic conditions and a general outlook for the CGU's industry. Our discount rates consider market rates of return, debt to equity ratios, and certain risk premiums, among other things. The terminal value is the value attributed to the CGU's operations beyond the projected time period of the cash flows using a perpetuity rate based on expected economic conditions and a general outlook for the industry.

We determine fair value less costs of disposal in one of the following two ways:
•analyzing discounted cash flows - we estimate the discounted future cash flows for five-year periods and a terminal value, similar to the value in use methodology described above, while applying assumptions consistent with those a market participant would make. Future cash flows are based on our estimates of expected future operating results of the CGU. Our estimates of future cash flows, terminal values, and discount rates consider similar factors to those described above for value in use estimates; or
•using a market approach - we estimate the recoverable amount of the CGU using multiples of operating performance of comparable entities and precedent transactions in that industry.

We make certain assumptions when deriving expected future cash flows, which may include assumptions pertaining to discount and terminal growth rates. These assumptions may differ or change quickly depending on economic conditions or other events. It is therefore possible that future changes in assumptions may negatively affect future valuations of CGUs and goodwill, which could result in impairment losses.

JUDGMENTS
We make significant judgments that affect the measurement of our intangible assets and goodwill.

Judgment is applied when deciding to designate certain assets as having indefinite useful lives. For our spectrum and broadcast licences, we believe the licences are likely to be renewed for the foreseeable future such that there is no limit to the period over which these assets are expected to generate net cash inflows. All our franchise rights, brand names with indefinite lives, and trademarks have been acquired through business combinations and we believe each has sufficient prestige and renown such that there is no limit to the period over which these assets are expected to generate net cash inflows. We make judgments to determine that these assets have indefinite lives, analyzing all relevant factors, including the expected usage of the asset, the typical life cycle of the asset, and anticipated changes in the market demand for the products and services the asset helps generate. After review of the competitive, legal, regulatory, and other factors, it is our view that these factors do not limit the useful lives of our spectrum and broadcast licenses.

Judgment is also applied in choosing methods of amortizing our intangible assets and program rights that we believe most accurately represent the consumption of those assets and are most representative of the economic substance of the intended use of the underlying assets.

Finally, we make judgments in determining CGUs and the allocation of goodwill to CGUs or groups of CGUs for the purpose of impairment testing. For example, in Media, we have determined that goodwill is monitored and should be tested for impairment at the Media segment level as a whole, rather than at the underlying business by business level, based on the interdependencies across Media and how it sells and goes to market.
DETAILS OF INTANGIBLE ASSETS
The tables below summarize our intangible assets as at December 31, 2025 and 2024.

	Indefinite-life				Finite-life
(In millions of dollars)	Spectrum licences	Franchise rights	Broadcast licences	Brand names and trademarks	Customer relationships	Ticket holder and sponsor relationships	Acquired program rights	Brand names	Other	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2025	12,197	—	325	420	7,612	—	200	97	52	20,903	16,501	37,404
Accumulated impairment losses	—	—	(109)	(14)	—	—	(5)	—	—	(128)	(221)	(349)
Cost, net of impairment losses	12,197	—	216	406	7,612	—	195	97	52	20,775	16,280	37,055
Additions	—	—	—	—	—	—	93	—	12	105	—	105
Acquisitions from business combinations (note 3)	—	9,830	—	1,364	—	363	—	—	21	11,578	3,812	15,390
Disposals and other [1]	—	—	—	—	(104)	—	(62)	—	—	(166)	(60)	(226)
As at December 31, 2025	12,197	9,830	216	1,770	7,508	363	226	97	85	32,292	20,032	52,324

Accumulated amortization
As at January 1, 2025	—	—	—	270	2,538	—	60	44	5	2,917	—	2,917
Amortization [2]	—	—	—	—	518	7	86	27	5	643	—	643
Disposals and other [1]	—	—	—	—	(106)	—	(60)	—	—	(166)	—	(166)
As at December 31, 2025	—	—	—	270	2,950	7	86	71	10	3,394	—	3,394

Net carrying amount
As at January 1, 2025	12,197	—	216	136	5,074	—	135	53	47	17,858	16,280	34,138
As at December 31, 2025	12,197	9,830	216	1,500	4,558	356	140	26	75	28,898	20,032	48,930
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $643 million of total amortization, $86 million related to acquired program rights is included in other external purchases in "operating costs" (see note 7), and $557 million in "depreciation and amortization" on the Consolidated Statements of Income.

	Indefinite-life			Finite-life
(In millions of dollars)	Spectrum licences	Broadcast licences	Brand names	Customer relationships	Acquired program rights	Brand names	Other	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2024	11,717	330	420	7,604	200	75	52	20,398	16,501	36,899
Accumulated impairment losses	—	(99)	(14)	—	(5)	—	—	(118)	(221)	(339)
Cost, net of impairment losses	11,717	231	406	7,604	195	75	52	20,280	16,280	36,560
Additions	480	—	—	8	72	22	—	582	—	582
Disposals and other [1]	—	(15)	—	—	(72)	—	—	(87)	—	(87)
As at December 31, 2024	12,197	216	406	7,612	195	97	52	20,775	16,280	37,055

Accumulated amortization
As at January 1, 2024	—	—	270	2,025	68	19	2	2,384	—	2,384
Amortization [2]	—	—	—	513	62	25	3	603	—	603
Disposals and other [1]	—	—	—	—	(70)	—	—	(70)	—	(70)
As at December 31, 2024	—	—	270	2,538	60	44	5	2,917	—	2,917

Net carrying amount
As at January 1, 2024	11,717	231	136	5,579	127	56	50	17,896	16,280	34,176
As at December 31, 2024	12,197	216	136	5,074	135	53	47	17,858	16,280	34,138
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $603 million of total amortization, $62 million related to acquired program rights is included in other external purchases in "operating costs" (see note 7), and $541 million in "depreciation and amortization" on the Consolidated Statements of Income.

Franchise rights reflect the July 1, 2025 estimated fair values of the Toronto Maple Leafs ($3,270 million), Toronto Raptors ($5,740 million), and Toronto FC ($820 million) franchises. Indefinite-life brand names and trademarks include the July 1, 2025 estimated fair values of the Toronto Maple Leafs ($890 million) and Toronto Raptors ($440 million) trademarks.
ANNUAL IMPAIRMENT TESTING
For purposes of testing goodwill for impairment, our CGUs, or groups of CGUs, significantly correspond to our reportable segments as disclosed in note 5. Our Cable reportable segment as disclosed in note 5 is composed of our Cable CGU and our Satellite CGU.

Below is an overview of the methods and key assumptions we used in 2025, as of October 1, to determine recoverable amounts for CGUs, or groups of CGUs, with indefinite-life intangible assets or goodwill that we consider significant.

(In millions of dollars, except periods used and rates)
	Carrying value of goodwill	Carrying value of indefinite-life intangible assets	Recoverable amount method	Period of projected cash flows (years)	Terminal growth rates (%)	Pre-tax discount rates (%)

Wireless	1,634	12,331	Value in use	5	2.0	7.9
Cable	13,533	—	Value in use	5	1.0	8.0
Media group [1]	4,781	11,410	Fair value less costs of disposal	5	2.0	10.9
Leafs	—	4,160	Fair value less costs of disposal	n/a	n/a	n/a
Raptors	—	6,180	Fair value less costs of disposal	n/a	n/a	n/a
TFC	—	854	Fair value less costs of disposal	n/a	n/a	n/a
[1]    The carrying value of indefinite-life intangible assets for Media includes the carrying values of the Leafs, Raptors, and TFC indefinite-life intangible assets.

Our fair value measurements for the Leafs, Raptors, and TFC CGUs are classified as Level 2 in the fair value hierarchy. Our fair value measurement for the Media group is classified as Level 3.

Given the unique nature of our Media group, Leafs, Raptors, and TFC CGUs, the determination of fair value for these CGUs is not exclusively cash-flow-based and instead considers market revenue multiples and precedent team transactions in each of the leagues, including league expansions, as applicable.

We did not recognize an impairment charge related to our goodwill or intangible assets during the year ended December 31, 2025 because the recoverable amounts of the CGUs, or groups of CGUs, exceeded their carrying values. During the year ended December 31, 2024, we recognized $15 million in restructuring, acquisition and other related to an impairment of the broadcast licences in our Radio CGU (part of our Media group) as a result of the continued decline in the advertising market and a corresponding decline in the CGU's recoverable amount.